Average Annual Total Returns - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2055 Portfolio	Apr. 29, 2024
VIP Freedom 2055 Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	19.12%
Since Inception	9.21%	[1]
VIP Freedom 2055 Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.40%
Since Inception	9.38%	[2]
VIP Freedom 2055 Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	19.48%
Since Inception	9.49%	[3]
SP001
Average Annual Return:
Past 1 year	26.29%
Since Inception	13.08%
IXWG1
Average Annual Return:
Past 1 year	20.12%
Since Inception	8.57%

[1]	C From April 11, 2019 .
[2]	B From April 11, 2019 .
[3]	A From April 11, 2019 .